Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has assessed all events from September 30, 2025, up through the date of this report, which is the date that these condensed consolidated financial statements are available to be issued, except for disclosed below, there are not any material subsequent events that require disclosure in these condensed consolidated financial statements.

On December 10, 2025, the Company registered 2,845,000 ordinary shares, at par value US$0.0001 per share, that may be issued under the Company’s 2025 stock incentive plan. For details, please refer to the S-8 (Registration statement) published on December 10, 2025.